Consolidated Statements of Comprehensive Income $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 MXN ($) $ / shares	Dec. 31, 2023 MXN ($) $ / shares
Operating revenues:
Service revenues	$ 803,655,320	$ 44,730	$ 741,858,822	$ 689,154,325
Sales of equipment	139,983,086	7,791	127,361,762	126,858,519
Operating revenues	943,638,406	52,521	869,220,584	816,012,844
Operating costs and expenses:
Cost of sales of equipment and services	357,637,156	19,906	331,177,822	316,476,140
Commercial, administrative and general expenses	207,011,427	11,522	186,515,841	173,001,297
Other expenses	6,781,152	377	7,298,470	6,965,828
Depreciation and amortization	180,804,783	10,063	164,128,361	151,786,064
Operating costs and expenses	752,234,518	41,868	689,120,494	648,229,329
Operating income	191,403,888	10,653	180,100,090	167,783,515
Interest income	9,127,487	508	9,008,220	9,628,340
Interest expense	(60,318,857)	(3,356)	(56,019,754)	(44,545,241)
Foreign currency exchange gain (loss), net	19,786,745	1,101	(70,698,375)	14,653,523
Valuation of derivatives, interest cost from labor obligations and other financial items, net	(18,306,262)	(1,019)	5,618,840	(26,814,668)
Equity interest in net result of associated companies	294,235	16	(5,179,112)	(5,371,824)
Profit before income tax	141,987,236	7,903	62,829,909	115,333,645
Income tax	53,870,189	2,998	35,238,443	34,544,003
Net profit for the year	88,117,047	4,905	27,591,466	80,789,642
Net profit for the year attributable to:
Equity holders of the parent	82,819,082	4,610	22,902,025	76,110,617
Non-controlling interests	5,297,965	295	4,689,441	4,679,025
Net profit for the year	$ 88,117,047	$ 4,905	$ 27,591,466	$ 80,789,642
Basic earnings per share attributable to equity holders of the parent (in dollars per share) | (per share)	$ 1.37	$ 0.08	$ 0.37	$ 1.21
Diluted earnings per share attributable to equity holders of the parent (in dollars per share) | (per share)	$ 1.37	$ 0.08	$ 0.37	$ 1.21
Other comprehensive (loss) income that may be reclassified to profit or loss in subsequent years (net of tax):
Effect of translation of foreign entities	$ (19,341,106)	$ (1,076)	$ 62,171,364	$ (41,548,455)
Items that will not be reclassified to (loss) or profit in subsequent years (net of tax):
Re-measurement of defined benefit plan, net of deferred taxes	(26,394,653)	(1,468)	(27,872,099)	(3,769,565)
Unrealized (loss) gain on investments in equity and debt securities at fair value, net of deferred taxes	(1,639,179)	(91)	3,485,814	(967,609)
Revaluation surplus, net of deferred taxes	798,872	44	1,659,337	868,456
Total other comprehensive (loss) income items for the year, net of deferred taxes	(46,576,066)	(2,591)	39,444,416	(45,417,173)
Total comprehensive income for the year	41,540,981	2,314	67,035,882	35,372,469
Comprehensive income for the year attributable to:
Equity holders of the parent	36,448,139	2,031	54,502,177	34,578,854
Non-controlling interests	5,092,842	283	12,533,705	793,615
Total comprehensive income for the year	$ 41,540,981	$ 2,314	$ 67,035,882	$ 35,372,469